Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Future minimum commitments under non-cancellable agreements
2025	¥ 51,864
2026	6,762
2027	3,440
2028	2,876
2029 and thereafter	5,991
Total	70,933
Property Management Costs
Future minimum commitments under non-cancellable agreements
2025	2,681
2026	4,351
2027	3,260
2028	2,876
2029 and thereafter	5,991
Total	19,159
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2025	674
2026	0
2027	0
2028	0
2029 and thereafter	0
Total	674
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2025	33,718
2026	1,460
2027	0
2028	0
2029 and thereafter	0
Total	35,178
Content Purchases
Future minimum commitments under non-cancellable agreements
2025	6,210
2026	100
2027	0
2028	0
2029 and thereafter	0
Total	6,310
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2025	5,454
2026	335
2027	0
2028	0
2029 and thereafter	0
Total	5,789
Others
Future minimum commitments under non-cancellable agreements
2025	3,127
2026	516
2027	180
2028	0
2029 and thereafter	0
Total	¥ 3,823